ADVISORS DISCIPLINED TRUST 1877
                          SUPPLEMENT TO THE PROSPECTUS

     The listing of portfolio securities in the "Portfolio" section on pages 4-7 of the prospectus included erroneous weightings for the securities. The appropriate portfolio weightings for the securities as of the date hereof is as follows:

     TICKER                                                    PERCENTAGE OF
     SYMBOL                                                      AGGREGATE
                                  ISSUER                      OFFERING PRICE
--------------------------------------------------------------------------------

     CONSUMER DISCRETIONARY-7.66%

      AMZN               Amazon.com, Inc.                           1.46%

      BKNG               Booking Holdings, Inc.                     1.50

      EXPE               Expedia Group, Inc.                        0.45

      IRBT               iRobot Corporation                         0.45

      NFLX               Netflix, Inc.                              1.42

      SNE                Sony Corporation                           0.94

      TSLA               Tesla, Inc.                                1.44

     HEALTH CARE-7.01%

      ALXN               Alexion Pharmaceuticals, Inc.              0.45

      CYBQY              CYBERDYNE, Inc.                            0.94

      INCY               Incyte Corporation                         0.44

      ISRG               Intuitive Surgical, Inc.                   1.43

      MZOR               Mazor Robotics Limited                     0.94

      TECN SW            Tecan Group AG                             0.93

      TMO                Thermo Fisher Scientific, Inc.             1.44

      VRTX               Vertex Pharmaceuticals, Inc.               0.44

     INDUSTRIALS-22.04%

      MMM                3M Company                                 1.43

      ABB                ABB Limited                                0.94

      ATA CN             ATS Automation Tooling Systems,            0.94
                         Inc.

      BA                 The Boeing Company                         1.41

      FANUY              FANUC Corporation                          0.94

      GD                 General Dynamics Corporation               1.41

      HON                Honeywell International, Inc.              1.43

      JBT                John Bean Technologies                     0.44
                         Corporation

      LECO               Lincoln Electric Holdings, Inc.            0.44

      LMT                Lockheed Martin Corporation                1.43

      MIELY              Mitsubishi Electric Corporation            0.94

      NJDCY              Nidec Corporation                          0.94

      NOC                Northrop Grumman Corporation               1.42

      RTN                Raytheon Company                           1.43

      ROK                Rockwell Automation, Inc.                  0.45

      COL                Rockwell Collins, Inc.                     0.44

      SBGSY              Schneider Electric SE                      0.93

      ST                 Sensata Technologies Holding PLC           0.44

      SIEGY              Siemens AG                                 0.94

      SMCAY              SMC Corporation                            0.93

      6104 JP            Toshiba Machine Company Limited            0.94

      UTX                United Technologies Corporation            1.43

     INFORMATION TECHNOLOGY-61.87%

      AACAY              AAC Technologies Holdings, Inc.            0.93

      ATVI               Activision Blizzard, Inc.                  1.43

      ADBE               Adobe Systems, Inc.                        1.44

      AMD                Advanced Micro Devices, Inc.               0.44

      BABA               Alibaba Group Holding Limited              0.94

      GOOGL              Alphabet, Inc.                             1.49

      APH                Amphenol Corporation                       0.45

      ADI                Analog Devices, Inc.                       0.44

      AAPL               Apple, Inc.                                1.43

      AMAT               Applied Materials, Inc.                    1.43

      ADSK               Autodesk, Inc.                             0.44

      BIDU               Baidu, Inc.                                0.93

      AVGO               Broadcom, Inc.                             1.41

      BRKS               Brooks Automation, Inc.                    0.44

      CDNS               Cadence Design Systems, Inc.               0.44

      CSCO               Cisco Systems, Inc.                        1.43

      CGNX               Cognex Corporation                         0.44

      CTSH               Cognizant Technology Solutions             1.43
                         Corporation

      CNSWF              Constellation Software, Inc.               0.89

      GLW                Corning, Inc.                              0.44

      DBX                Dropbox, Inc.                              0.44

      EBAY               eBay, Inc.                                 1.43

      EA                 Electronic Arts, Inc.                      0.43

      FB                 Facebook, Inc.                             1.44

      FTNT               Fortinet, Inc.                             0.44

      GPN                Global Payments, Inc.                      0.44

      HOLI               Hollysys Automation Technologies           0.94
                         Limited

      HDP                Hortonworks, Inc.                          0.44

      INTC               Intel Corporation                          1.42

      IPGP               IPG Photonics Corporation                  0.46

      IQ                 iQIYI, Inc.                                0.94

      KYCCF              Keyence Corporation                        0.93

      LRCX               Lam Research Corporation                   0.44

      MA                 Mastercard, Inc.                           1.43

      MELI               MercadoLibre, Inc.                         0.94

      MCHP               Microchip Technology, Inc.                 0.45

      MSFT               Microsoft Corporation                      1.43

      MIME               Mimecast Limited                           0.44

      NTES               NetEase, Inc.                              0.95

      NEXOF              Nexon Company Limited                      0.94

      NICE               Nice Limited                               0.93

      NVDA               NVIDIA Corporation                         1.42

      OMRNY              Omron Corporation                          0.94

      ORCL               Oracle Corporation                         1.43

      PANW               Palo Alto Networks, Inc.                   0.44

      PYPL               PayPal Holdings, Inc.                      1.43

      PFPT               Proofpoint, Inc.                           0.44

      PTC                PTC, Inc.                                  0.45

      QRVO               Qorvo, Inc.                                0.45

      QCOM               QUALCOMM, Inc.                             1.43

      QLYS               Qualys, Inc.                               0.45

      RHT                Red Hat, Inc.                              0.44

      RSW LN             Renishaw PLC                               0.93

      CRM                salesforce.com, Inc.                       1.43

      SAP                SAP SE                                     0.93

      NOW                ServiceNow, Inc.                           0.44

      SWKS               Skyworks Solutions, Inc.                   0.45

      SPLK               Splunk, Inc.                               0.44

      SPOT               Spotify Technology S.A.                    0.94

      SQ                 Square, Inc.                               0.44

      SYMC               Symantec Corporation                       0.44

      SNPS               Synopsys, Inc.                             0.45

      TSM                Taiwan Semiconductor                       0.93
                         Manufacturing Company Limited

      TEL                TE Connectivity Limited                    0.94

      TCEHY              Tencent Holdings Limited                   0.94

      TXN                Texas Instruments, Inc.                    1.42

      TRMB               Trimble, Inc.                              0.44

      TYL                Tyler Technologies, Inc.                   0.43

      V                  Visa, Inc.                                 1.43

      WDC                Western Digital Corporation                0.44

      XLNX               Xilinx, Inc.                               0.44

      YASKY              Yaskawa Electric Corporation               0.94

      ZEN                Zendesk, Inc.                              0.45

      Z                  Zillow Group, Inc.                         0.45

     MATERIALS-1.42%

      DWDP               DowDuPont, Inc.                            1.42



     Supplement Dated:  April 17, 2018